Taxes	12 Months Ended
Dec. 31, 2023
Taxes
Taxes

19. Taxes

	December 31, 2023	December 31, 2022	December 31, 2021
Loss before tax	10,556,227	20,804,213	15,351,914
Tax calculated at a tax rate of 13.99%	1,476,816	2,910,509	2,147,733
Effect of different tax rates in USA and France	1,658	3,801	5,398
Deductible expenses charged against equity for issuance of shares	37,374	98,591	382,829
Sale of treasury shares by a subsidiary, recognized as financial loss (income) in standalone financial statements	485,867	1,666,594	(8,556)
Expenses not deductible for tax purposes	(321,494)	(434,593)	(145,195)
Temporary differences	(1,836)	(1,324)	(954)
Total tax losses not recognized as deferred tax asset	(1,678,385)	(4,243,578)	(2,381,255)
Income tax expense	—	—	—

The Group has decided not to recognize any deferred income tax assets at December 31, 2023, 2022 or 2021. The key factors which have influenced management in arriving at this evaluation are the fact that the Group has not yet a history of making profits and product development remains at an early stage.

The amount of deferred income tax assets that arises from sources other than tax losses carried forward and the amount of deferred income tax liabilities are insignificant compared to the unrecognized tax losses carried forward.

The tax losses carried forward by the Group and their respective expiry dates are as follows:

	December 31, 2023	December 31, 2022	December 31, 2021
2022	—	—	3,540,541
2023	—	141,425,567	141,425,567
2024	290,949	290,949	290,949
2025	3,586,490	3,586,490	3,586,490
2026	23,467,840	23,467,840	23,467,840
2027	12,590,566	12,590,566	9,831,196
2028	28,427,419	28,427,419	24,391,568
2029	65,365,173	65,367,349	—
2030	19,766,179	—	—
Total unrecorded tax losses carry forwards.	153,494,616	275,156,180	206,534,151

Tax losses carried forward expiring in 2027 and 2028, have been increased by CHF 2.8 million and CHF 4.0 million as of end of December 31, 2022 compared to December 31, 2021, respectively, due to final tax returns for the fiscal years ended December 31, 2020 and 2021 received from Swiss tax administration in 2022.

As of December 31, 2023, the unrecorded tax losses carried forward amounted to CHF 153,494,616 (2022: CHF 275,156,180, 2021 CHF 206,534,151).